PGIM Target Date Income Fund
Schedule of Investments (unaudited) as of October 31, 2025
Description	Shares	Value
Long-Term Investments 92.4%
Affiliated Mutual Funds
Domestic Equity — 17.4%
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	78,985	$4,083,513
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	35,952	358,442
		4,441,955
Fixed Income — 63.4%
PGIM Core Conservative Bond Fund (Class R6)	501,249	4,385,932
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	208,918	1,535,550
PGIM TIPS Fund (Class R6)	692,034	5,861,527
PGIM Total Return Bond Fund (Class R6)	359,322	4,387,317
		16,170,326
International Equity — 11.6%
PGIM Global Real Estate Fund (Class R6)	85,946	1,779,074
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	69,689	1,170,780
		2,949,854

Total Long-Term Investments (cost $21,610,629)		23,562,135

Short-Term Investment 7.7%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,948,418)	1,948,418	1,948,418

TOTAL INVESTMENTS 100.1% (cost $23,559,047)(wa)		25,510,553
Liabilities in excess of other assets (0.1)%		(18,038)

Net Assets 100.0%		$25,492,515

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Target Date Income Fund